Stock Option Plan	9 Months Ended
Sep. 30, 2011
Stock Option Plan [Abstract]
Stock Option Plan

6. Stock Option Plan

In December 2005, CPG's Board of Directors approved the establishment of the 2005 Stock Option Plan of CPG Finance, Inc. (the "2005 Stock Option Plan"), in which officers and certain key employees of the Company are able to participate, and reserved 100,000 shares of CPG's non-voting common shares for the 2005 Stock Option Plan. Under the 2005 Stock Option Plan, options have a term of no longer than ten years and vest ratably over a five year period.

The FASB revised guidance related to share based payments in December of 2004. This guidance requires nonpublic companies that have used the "minimum value method" under the previous guidance for either recognition or pro forma purposes to use the prospective method of the new guidance for transition. The prospective method allows companies to continue to account for previously issued awards that remain outstanding at the date of adopting the new guidance using pre-existing accounting standards and, accordingly, there will be no future material compensation expense related to the options issued in December 2005. The pro forma impact of the December 2005 options would be immaterial for disclosure purposes during 2011 and 2010. The prospective method also requires nonpublic companies to record compensation costs in accordance with the new guidance only for awards issued, modified, repurchased, or cancelled after the effective date. Compensation expense related to options issued subsequent to the adoption of the new guidance is being recorded ratably over the vesting period of five years. CPG issued 4,500 and 11,000 options for the nine months ended September 30, 2011 and September 30, 2010, respectively. The Company recorded stock compensation expense of approximately $148,000 and $13,000 during the three months ended September 30, 2011 and 2010, respectively, and approximately $305,000 and $206,000 during the nine months ended September 30, 2011 and 2010, respectively. As of September 30, 2011, the total compensation cost related to non-vested awards not yet recognized was approximately $987,000. This compensation cost is expected to be recognized over the remaining weighted-average period of 2.1 years.

The fair value of options granted during the three and nine months ended September 30, 2011 was estimated using the Black-Scholes pricing model. The estimated fair value of $52.00 was based on a 10-year weighted-average expected life, a risk-free interest rate of 2.03% and volatility of 40%.

The following tables summarize information about stock options outstanding at September 30, 2011 (there were no stock options exercisable at September 30, 2011).

	Options Outstanding
Exercise Price	Number Outstanding	Weighted-average Remaining Contractual Life
$72	42,400	4.0 years
$130	1,500	4.7 years
$140	4,200	5.3 years
$184	1,550	5.6 years
$163	10,850	6.0 years
$140	5,000	6.4 years
$139	11,000	8.9 years
$198	600	8.9 years
$98	4,500	9.9 years

	81,600	6.0 years

	Options Outstanding	Weighted-average Exercise Price	Aggregate Intrinsic Value	Weighted-average Remaining Contractual Life
Options outstanding at December 31, 2010	80,600	$107.19
Granted	4,500	$98.00
Forfeited	(3,500)	$114.83

Options outstanding at September 30, 2011	81,600	$106.35	—	6.0 years

There were 18,400 options available for grant at September 30, 2011 under the 2005 Stock Option Plan.